Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (402)	£ (391)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(38)	(45)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(123)	(103)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 184	£ 131